Property, Plant And Equipment (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 20,661	$ 19,289	$ 17,773
Operating leases, rent expense			4,482	5,025	4,345
Operating leases, future minimum payments due, current	$ 3,915		3,915
Operating leases, future minimum payments, due in two years	3,706		3,706
Operating leases, future minimum payments, due in three years	3,448		3,448
Operating leases, future minimum payments, due in four years	3,208		3,208
Operating leases, future minimum payments, due in five years	2,811		2,811
Operating leases, future minimum payments, due thereafter	12,569		12,569
Property, plant and equipment, gross	319,648		319,648	306,227
Accumulated depreciation and Amortization	194,749		194,749	181,777
Assets Disposed of by Method Other than Sale, in Period of Disposition, Gain (Loss) on Disposition			361	35	2,120
Copper Network Assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 7,141			7,141
Accumulated depreciation and Amortization		$ 5,021			5,021
Assets Disposed of by Method Other than Sale, in Period of Disposition, Gain (Loss) on Disposition					2,120
Circumstances leading to the abandonment of long-lived assets by method other than sale		Declining customer demand for our legacy voice and data products and the migration of our networks to next generation technologies, we decided in the fourth quarter of 2014 to abandon in place specific copper network assets classified as cable, wiring and conduit
Wireless Assets [Member]
Property, Plant and Equipment [Line Items]
Long-Lived Assets, Impairment	$ 278
Software [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 2,362	$ 1,660	$ 1,504